SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of impacts on consolidated financial figures by retroactive adoption of IFRS 16

Consolidated statements of income and comprehensive income

Increase (decrease)	2018	2017

Purchase of goods and services	$(49.0)	$(46.6)
Depreciation and amortization	35.4	34.6
Financial expenses	11.0	12.5
Restructuring of operations, litigation and other items	(0.7)	0.3
Deferred income tax expense	0.9	(0.2)
Net income and comprehensive income	$2.4	$(0.6)

Net income and comprehensive income attributable to:
Shareholders	$2.2	$(0.5)
Non-controlling interests	0.2	(0.1)

Consolidated balance sheets

	December 31,	December 31,
Increase (decrease)	2018	2017

Other current assets	$(2.2)	$(2.2)
Property, plant and equipment	15.5	15.5
Right-of-use assets	135.6	159.0
Provisions	(1.5)	(1.4)
Lease liabilities1 2	179.5	205.2
Other liabilities	(4.3)	(3.4)
Deferred income tax liability	(6.5)	(7.4)
Deficit	18.1	20.3
Non-controlling interests	(0.2)	(0.4)
[1]	The current portion of lease liabilities is $38.5 million as of December 31, 2018 and $42.0 million as of December 31, 2017.
[2]	Includes a lease liability with the parent corporation of $35.0 million as of December 31, 2018 and $37.3 million as of December 31, 2017.

Schedule of property, plant and equipment useful lives

Assets	Estimated useful lives

Buildings and leasehold improvements	10 to 40	years
Machinery and equipment	3 to 20	years
Telecommunication networks	3 to 20	years

Schedule of useful lives of intangible assets using the straight-line method

Assets	Estimated useful lives

Software	3 to 7	years
Naming rights	25	years
Customer relationships and other	3 to 10	years